Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed underlying income statements by primary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance sheet (condensed)
Total assets		€ 1,734,659	€ 1,595,835	€ 1,508,250
Financial assets		193,716	163,853	176,554
Cash, balances at central banks and credit institutions and other deposits on demand		313,736	282,672	225,796
Other financial assets		82,720	75,864	82,769
Other asset accounts		108,483	100,764	106,932
Total liabilities		1,637,074	1,498,782	1,416,928
Other financial liabilities		124,465	95,675	108,135
Other liabilities accounts		42,084	37,411	39,535
Total equity		97,585	97,053	91,322	€ 110,659
Other customer funds under management		181,880	186,927	168,254
Investment funds		142,189	145,987	131,965
Pension funds		14,021	16,078	15,577
Assets under management		25,670	24,862	20,712
Other non-managed marketed customer funds		48,379	48,385	38,563
Underlying income statement (condensed)
Net interest income		38,619	33,370	31,994
Net fee income		11,790	10,502	10,015
Gains (losses) on financial transactions		1,653	1,563	2,187
Other operating income		55	969	83
Total income		52,117	46,404	44,279
Administrative expenses, depreciation and amortisation		(23,903)	(21,415)	(21,130)
Net operating income		28,214	24,989	23,149
Net loan-loss provisions		(10,836)	(7,436)	(12,432)
Other gains (losses) and provisions		(2,128)	(3,006)	(12,793)
Operating profit/(loss) before tax	€ 3,829	15,250	14,547	(2,076)
Tax on profit	€ (69)	(4,486)	(4,894)	(5,632)
Profit/(loss) from continuing operations		10,764	9,653	(7,708)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		10,764	9,653	(7,708)
Non-controlling interests		1,159	1,529	1,063
Attributable profit to the parent		9,605	8,124	(8,771)
Release of provision corresponding to results from commitments and contingent risks		(27)	29	50
Underlying results
Underlying income statement (condensed)
Net interest income		38,619	33,370	31,994
Net fee income		11,790	10,502	10,015
Gains (losses) on financial transactions		1,653	1,563	2,187
Other operating income		92	969	404
Total income		52,154	46,404	44,600
Administrative expenses, depreciation and amortisation		(23,903)	(21,415)	(20,967)
Net operating income		28,251	24,989	23,633
Net loan-loss provisions		(10,509)	(7,436)	(12,174)
Other gains (losses) and provisions		(2,492)	(2,293)	(1,785)
Operating profit/(loss) before tax		15,250	15,260	9,674
Tax on profit		(4,486)	(5,076)	(3,516)
Profit/(loss) from continuing operations		10,764	10,184	6,158
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		10,764	10,184	6,158
Non-controlling interests		1,159	1,530	1,077
Attributable profit to the parent		9,605	8,654	5,081
Release of provision corresponding to results from commitments and contingent risks		(27)	29	50
Loans and advances to customers
Balance sheet (condensed)
Financial assets		1,036,004	972,682	916,199
Debt securities
Balance sheet (condensed)
Financial assets		193,716	163,853	176,554
Customer deposits
Balance sheet (condensed)
Financial liabilities		1,025,401	918,344	849,310
Central banks and credit institutions
Balance sheet (condensed)
Financial liabilities		164,785	201,189	184,679
Marketable debt securities
Balance sheet (condensed)
Financial liabilities		280,339	246,163	235,269
Europe | Underlying results
Underlying income statement (condensed)
Net interest income		12,565	10,574	9,518
Net fee income		4,493	4,344	4,000
Gains (losses) on financial transactions		821	756	868
Other operating income		151	260	(106)
Total income		18,030	15,934	14,280
Administrative expenses, depreciation and amortisation		(8,523)	(8,318)	(8,275)
Net operating income		9,507	7,616	6,005
Net loan-loss provisions		(2,396)	(2,293)	(3,345)
Other gains (losses) and provisions		(1,629)	(1,290)	(970)
Operating profit/(loss) before tax		5,482	4,033	1,690
Tax on profit		(1,492)	(1,212)	(476)
Profit/(loss) from continuing operations		3,990	2,821	1,214
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		3,990	2,821	1,214
Non-controlling interests		179	71	78
Attributable profit to the parent		3,811	2,750	1,136
North America | Underlying results
Underlying income statement (condensed)
Net interest income		9,705	8,072	8,394
Net fee income		1,958	1,644	1,684
Gains (losses) on financial transactions		204	224	251
Other operating income		449	914	628
Total income		12,316	10,854	10,957
Administrative expenses, depreciation and amortisation		(5,871)	(4,967)	(4,677)
Net operating income		6,445	5,887	6,280
Net loan-loss provisions		(2,538)	(1,210)	(3,917)
Other gains (losses) and provisions		(118)	(145)	(132)
Operating profit/(loss) before tax		3,789	4,532	2,231
Tax on profit		(869)	(1,016)	(550)
Profit/(loss) from continuing operations		2,920	3,516	1,681
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		2,920	3,516	1,681
Non-controlling interests		43	556	261
Attributable profit to the parent		2,877	2,960	1,420
South America | Underlying results
Underlying income statement (condensed)
Net interest income		12,979	11,307	10,710
Net fee income		4,515	3,721	3,589
Gains (losses) on financial transactions		1,291	716	765
Other operating income		(761)	(407)	(209)
Total income		18,024	15,337	14,855
Administrative expenses, depreciation and amortisation		(6,675)	(5,379)	(5,357)
Net operating income		11,349	9,958	9,498
Net loan-loss provisions		(5,041)	(3,251)	(3,924)
Other gains (losses) and provisions		(544)	(474)	(320)
Operating profit/(loss) before tax		5,764	6,233	5,254
Tax on profit		(1,549)	(2,360)	(1,918)
Profit/(loss) from continuing operations		4,215	3,873	3,336
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		4,215	3,873	3,336
Non-controlling interests		557	556	437
Attributable profit to the parent		3,658	3,317	2,899
Digital Consumer Bank | Underlying results
Underlying income statement (condensed)
Net interest income		4,022	4,041	4,014
Net fee income		843	821	771
Gains (losses) on financial transactions		60	8	16
Other operating income		344	229	116
Total income		5,269	5,099	4,917
Administrative expenses, depreciation and amortisation		(2,462)	(2,405)	(2,329)
Net operating income		2,807	2,694	2,588
Net loan-loss provisions		(544)	(527)	(957)
Other gains (losses) and provisions		(27)	(194)	49
Operating profit/(loss) before tax		2,236	1,973	1,680
Tax on profit		(549)	(464)	(421)
Profit/(loss) from continuing operations		1,687	1,509	1,259
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		1,687	1,509	1,259
Non-controlling interests		379	345	301
Attributable profit to the parent		1,308	1,164	958
Corporate Centre | Underlying results
Underlying income statement (condensed)
Net interest income		(652)	(624)	(642)
Net fee income		(19)	(28)	(29)
Gains (losses) on financial transactions		(723)	(141)	287
Other operating income		(91)	(27)	(25)
Total income		(1,485)	(820)	(409)
Administrative expenses, depreciation and amortisation		(372)	(346)	(329)
Net operating income		(1,857)	(1,166)	(738)
Net loan-loss provisions		10	(155)	(31)
Other gains (losses) and provisions		(174)	(190)	(412)
Operating profit/(loss) before tax		(2,021)	(1,511)	(1,181)
Tax on profit		(27)	(24)	(151)
Profit/(loss) from continuing operations		(2,048)	(1,535)	(1,332)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		(2,048)	(1,535)	(1,332)
Non-controlling interests		1	2	0
Attributable profit to the parent		(2,049)	(1,537)	(1,332)
Operating segment | Europe
Balance sheet (condensed)
Total assets		958,207	943,875	909,304
Cash, balances at central banks and credit institutions and other deposits on demand		216,308	219,154	180,245
Other financial assets		47,737	37,250	48,313
Other asset accounts		26,564	29,793	35,894
Total liabilities		915,167	899,007	866,949
Other financial liabilities		60,008	38,706	54,634
Other liabilities accounts		11,621	10,929	11,788
Total equity		43,040	44,868	42,355
Other customer funds under management		100,178	114,698	99,301
Investment funds		70,084	82,641	71,239
Pension funds		13,940	15,994	15,487
Assets under management		16,154	16,063	12,575
Other non-managed marketed customer funds		23,305	25,572	21,913
Operating segment | Europe | Loans and advances to customers
Balance sheet (condensed)
Financial assets		591,280	590,610	563,581
Operating segment | Europe | Debt securities
Balance sheet (condensed)
Financial assets		76,318	67,068	81,271
Operating segment | Europe | Customer deposits
Balance sheet (condensed)
Financial liabilities		659,553	619,486	582,353
Operating segment | Europe | Central banks and credit institutions
Balance sheet (condensed)
Financial liabilities		112,254	156,257	133,973
Operating segment | Europe | Marketable debt securities
Balance sheet (condensed)
Financial liabilities		71,731	73,629	84,201
Operating segment | North America
Balance sheet (condensed)
Total assets		288,595	244,734	223,797
Cash, balances at central banks and credit institutions and other deposits on demand		35,607	34,857	28,666
Other financial assets		14,668	12,555	15,439
Other asset accounts		22,741	21,394	20,718
Total liabilities		262,931	216,048	199,789
Other financial liabilities		20,883	14,652	16,182
Other liabilities accounts		6,943	6,194	6,029
Total equity		25,664	28,686	24,008
Other customer funds under management		15,571	13,949	12,501
Investment funds		13,949	12,112	10,864
Pension funds		81	84	90
Assets under management		1,541	1,753	1,547
Other non-managed marketed customer funds		20,908	20,213	15,920
Operating segment | North America | Loans and advances to customers
Balance sheet (condensed)
Financial assets		171,519	137,428	120,571
Operating segment | North America | Debt securities
Balance sheet (condensed)
Financial assets		44,060	38,500	38,403
Operating segment | North America | Customer deposits
Balance sheet (condensed)
Financial liabilities		168,748	121,989	102,924
Operating segment | North America | Central banks and credit institutions
Balance sheet (condensed)
Financial liabilities		25,294	35,152	38,071
Operating segment | North America | Marketable debt securities
Balance sheet (condensed)
Financial liabilities		41,063	38,061	36,583
Operating segment | South America
Balance sheet (condensed)
Total assets		292,925	257,805	238,746
Cash, balances at central banks and credit institutions and other deposits on demand		52,358	43,134	43,154
Other financial assets		19,854	23,809	17,342
Other asset accounts		18,795	15,491	15,201
Total liabilities		268,417	237,375	218,927
Other financial liabilities		41,445	40,490	35,456
Other liabilities accounts		11,327	8,610	8,334
Total equity		24,508	20,430	19,819
Other customer funds under management		65,251	57,428	55,965
Investment funds		58,156	51,234	49,850
Pension funds		0	0	0
Assets under management		7,095	6,194	6,115
Other non-managed marketed customer funds		1,077	103	72
Operating segment | South America | Loans and advances to customers
Balance sheet (condensed)
Financial assets		144,812	123,920	113,745
Operating segment | South America | Debt securities
Balance sheet (condensed)
Financial assets		57,106	51,451	49,304
Operating segment | South America | Customer deposits
Balance sheet (condensed)
Financial liabilities		137,661	120,500	111,808
Operating segment | South America | Central banks and credit institutions
Balance sheet (condensed)
Financial liabilities		42,921	44,314	42,049
Operating segment | South America | Marketable debt securities
Balance sheet (condensed)
Financial liabilities		35,063	23,461	21,280
Operating segment | Digital Consumer Bank
Balance sheet (condensed)
Total assets		151,015	148,005	137,155
Cash, balances at central banks and credit institutions and other deposits on demand		12,311	21,804	12,058
Other financial assets		190	47	30
Other asset accounts		8,262	6,937	6,150
Total liabilities		137,986	135,599	124,720
Other financial liabilities		1,820	1,397	1,370
Other liabilities accounts		4,704	4,565	3,940
Total equity		13,029	12,406	12,435
Other customer funds under management		880	852	475
Investment funds		0	0	0
Pension funds		0	0	0
Assets under management		880	852	475
Other non-managed marketed customer funds		3,089	2,497	658
Operating segment | Digital Consumer Bank | Loans and advances to customers
Balance sheet (condensed)
Financial assets		122,608	113,937	113,258
Operating segment | Digital Consumer Bank | Debt securities
Balance sheet (condensed)
Financial assets		7,644	5,280	5,659
Operating segment | Digital Consumer Bank | Customer deposits
Balance sheet (condensed)
Financial liabilities		58,544	55,327	51,399
Operating segment | Digital Consumer Bank | Central banks and credit institutions
Balance sheet (condensed)
Financial liabilities		39,169	37,600	32,046
Operating segment | Digital Consumer Bank | Marketable debt securities
Balance sheet (condensed)
Financial liabilities		33,749	36,710	35,965
Corporate non segment | Corporate Centre
Balance sheet (condensed)
Total assets		262,218	215,467	182,587
Cash, balances at central banks and credit institutions and other deposits on demand		123,230	88,918	61,174
Other financial assets		271	2,203	1,645
Other asset accounts		124,344	116,005	112,807
Total liabilities		178,651	135,950	106,044
Other financial liabilities		309	430	493
Other liabilities accounts		7,489	7,113	9,444
Total equity		83,567	79,517	76,543
Other customer funds under management		0	0	12
Investment funds		0	0	12
Pension funds		0	0	0
Assets under management		0	0	0
Other non-managed marketed customer funds		0	0	0
Corporate non segment | Corporate Centre | Loans and advances to customers
Balance sheet (condensed)
Financial assets		5,785	6,787	5,044
Corporate non segment | Corporate Centre | Debt securities
Balance sheet (condensed)
Financial assets		8,588	1,554	1,917
Corporate non segment | Corporate Centre | Customer deposits
Balance sheet (condensed)
Financial liabilities		895	1,042	826
Corporate non segment | Corporate Centre | Central banks and credit institutions
Balance sheet (condensed)
Financial liabilities		71,225	53,063	38,041
Corporate non segment | Corporate Centre | Marketable debt securities
Balance sheet (condensed)
Financial liabilities		98,733	74,302	57,240
Intra-Group eliminations
Balance sheet (condensed)
Total assets		(218,301)	(214,051)	(183,339)
Cash, balances at central banks and credit institutions and other deposits on demand		(126,078)	(125,195)	(99,501)
Other financial assets		0	0	0
Other asset accounts		(92,223)	(88,856)	(83,838)
Total liabilities		(126,078)	(125,197)	(99,501)
Other financial liabilities		0	0	0
Other liabilities accounts		0	0	0
Total equity		(92,223)	(88,854)	(83,838)
Other customer funds under management		0	0	0
Investment funds		0	0	0
Pension funds		0	0	0
Assets under management		0	0	0
Other non-managed marketed customer funds		0	0	0
Intra-Group eliminations | Loans and advances to customers
Balance sheet (condensed)
Financial assets		0	0	0
Intra-Group eliminations | Debt securities
Balance sheet (condensed)
Financial assets		0	0	0
Intra-Group eliminations | Customer deposits
Balance sheet (condensed)
Financial liabilities		0	0	0
Intra-Group eliminations | Central banks and credit institutions
Balance sheet (condensed)
Financial liabilities		(126,078)	(125,197)	(99,501)
Intra-Group eliminations | Marketable debt securities
Balance sheet (condensed)
Financial liabilities		€ 0	€ 0	€ 0